Description of the Plan (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Maximum annual compensation to total compensation, percentage	100.00%
Matching percentage	100.00%
Participant compensation matched, percentage	6.00%
Automatic deferral rate	6.00%	6.00%
Minimum borrowing, amount	$ 1,000
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
General loan, borrowing term	5 years
Primary residence, borrowing term	5 years